Segment Analysis (Tables)	6 Months Ended
Sep. 30, 2023
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Segmental Results of Operations
For the six months ended September 30, 2023:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥396.9	¥621.8	¥670.5	¥286.6	¥(158.5)	¥1,817.3
General and administrative expenses	(151.9)	(526.8)	(391.0)	(79.9)	67.4	(1,082.2)
Others (2)	53.6	3.4	31.8	15.8	(68.8)	35.8

Consolidated net business profit	¥298.6	¥98.4	¥311.3	¥222.5	¥(159.9)	¥770.9

For the six months ended September 30, 2022:
	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥353.4	¥567.9	¥589.5	¥266.7	¥(145.1)	¥1,632.4
General and administrative expenses	(143.3)	(487.7)	(330.2)	(73.6)	72.2	(962.6)
Others (2)	48.8	2.1	47.1	15.4	(61.3)	52.1

Consolidated net business profit	¥258.9	¥82.3	¥306.4	¥208.5	¥(134.2)	¥721.9

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the six months ended September 30,
	2023	2022

	(In billions)
Consolidated net business profit	¥770.9	¥721.9
Differences between management reporting and Japanese GAAP:
Total credit costs	(100.3)	(83.1)
Gains on equity instruments	46.8	92.1
Extraordinary gains or losses and others	(11.0)	(6.2)

Profit before tax under Japanese GAAP	706.4	724.7

Differences between Japanese GAAP and IFRS:
Scope of consolidation	2.7	3.2
Derivative financial instruments	255.8	464.5
Investment securities	(49.1)	(105.6)
Loans and advances	(61.0)	(33.2)
Investments in associates and joint ventures	10.1	(28.7)
Property, plant and equipment	0.4	(0.6)
Lease accounting	(0.9)	—
Defined benefit plans	(26.8)	(28.1)
Foreign currency translation	(16.3)	(22.5)
Classification of equity and liability	7.3	5.7
Others	42.4	45.2

Profit before tax under IFRS	¥871.0	¥1,024.6